CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Oct. 31, 2020	Oct. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (10,389,500)	$ (2,159,404)	$ (12,582,967)	$ (1,738,299)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	24,856	15,159	36,775	14,794
Interest expense on conversion of Funding Facility	0	94,170
Bad debt expense	0	0	340	10,635
Interest expense on conversion of debt			118,350	0
Stock-based compensation	7,850,613	792,536	9,914,499	727,412
Interest payment in kind			0	13,668
Changes in operating assets and liabilities:
Accounts receivable, net of allowance for bad debts	(48,791)	(11,892)	(3,690)	11,359
Prepaid expenses	(47,541)	80,069	42,604	(106,173)
Inventories	(7,150)	(83,820)	(68,848)	(77,963)
Accounts payable and accrued expenses	914,628	299,573	218,755	75,589
Accrued liabilities to management	114,747	317,226	524,483	525,044
Security deposits	(29,882)	0	(12,800)	0
Deferred revenue			0	(21,520)
Net cash used in operating activities	(1,618,020)	(656,383)	(1,812,499)	(565,454)
CASH FLOWS FROM INVESTING
Purchase of fixed assets	(46,264)	(43,233)	(138,694)	(32,736)
Net cash used in investing activities	(46,264)	(43,233)	(138,694)	(32,736)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of notes payable		400,000	400,000	255,000
Payments on finance lease	(27,041)	(36,554)	(55,399)	(14,207)
Repayments of notes payable	(33,557)	(48,210)	(130,489)	(12,562)
Proceeds from sale of common stock and warrants	1,330,000	506,000	2,195,321	459,500
Net cash provided by financing activities	1,269,402	821,236	2,409,433	687,731
Increase in cash	(394,882)	121,620	458,240	89,541
Cash at beginning of year	590,797	132,557	132,557	43,016
Cash at end of year	195,915	254,177	590,797	132,557
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for taxes	0	0	0	0
Cash paid for interest	15,614	39,568	56,877	20,165
NON-CASH INVESTING AND FINANCING TRANSACTIONS:
Exchange of accounts payable interest into common stock	82,250	0
Finance lease obligations			0	239,595
Operating lease - right of use assets	235,313	0	117,659	55,777
Conversion of debt and accrued interest into common stock	$ 0	$ 599,400	$ 643,880	$ 203,668